Summary of Significant Accounting Policies - Schedule of Deferred Tax Liability (Details) (FaceBank Group, Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	$ 28,679	$ 30,879			$ 30,879
Income tax benefit	3,481	1,038	$ 1,037		4,519	$ 2,206
Deconsolidation of Nexway		(1,162)
Ending balance	90,794	28,679			90,794		$ 30,879
FaceBank Group, Inc Pre-Merger [Member]
Beginning balance	$ 28,679	30,879		$ 35,000	$ 30,879	$ 35,000	35,000
Income tax benefit		(1,038)		$ (1,169)			(5,272)	$ (2,114)
Deconsolidation of Nexway		(1,162)
Ending balance		$ 28,679					$ 30,879	$ 35,000